Income taxes, Components of Provision for Income Taxes (FY) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Current tax expense [Abstract]
Federal	$ 0	$ 0
Foreign	72,546	0
Total current tax expense	72,546	0
Deferred tax benefit [Abstract]
Federal	0	0
Foreign	0	0
Total deferred tax benefit	0	0
Total income tax expense	$ 72,546	$ 0